Warrants - change in fair value (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrants
January 1,2021	£ 10,730
Additions		£ 17,801
Change in fair value recognised in profit or loss	£ (4,373)	(6,817)
Foreign exchange movements		(254)
December 31, 2021		£ 10,730